Long-term Debt - Carrying Value and Fair Value (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt issuance cost	$ 32	$ 29
Long-term debt		9,582	$ 8,356
Fair Value		9,998	9,182
Adjustments for New Accounting Principle, Early Adoption
Debt Instrument [Line Items]
Debt issuance cost			29	$ 39
Senior debt
Debt Instrument [Line Items]
Long-term debt		9,410	8,184
Fair Value		9,753	8,920
Junior Subordinated Debt
Debt Instrument [Line Items]
Long-term debt		172	172
Fair Value		$ 245	$ 262